Property, Plant and Equipment-Net (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment, Net [Abstract]
Components of property, plant and equipment-net
Property, plant and equipment—net consists of the following:

	December 31,
	2014	2013
	(in millions)
Land	$48.4	$37.9
Machinery and equipment	5,268.7	5,046.8
Buildings and improvements	160.7	159.4
Construction in progress(1)	2,559.0	1,099.1
	8,036.8	6,343.2
Less: Accumulated depreciation and amortization	2,511.0	2,241.5
	$5,525.8	$4,101.7

Summary of plant turnaround activity
The following is a summary of plant turnaround activity:

	Year ended December 31,
	2014	2013	2012
	(in millions)
Net capitalized turnaround costs at beginning of the year	$119.8	$82.1	$54.8
Additions	88.3	78.6	56.6
Depreciation	(53.9)	(40.8)	(29.6)
Effect of exchange rate changes	(1.0)	(0.1)	0.3
Net capitalized turnaround costs at end of the year	$153.2	$119.8	$82.1